UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-05570

        Nuveen Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Premium Income Municipal Fund, Inc. (NPI)
	January 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 2.1% (1.3% of Total Investments)
$ 4,050	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2000, 6.125%, 12/01/16	6/10 at 102.00	A–	$4,330,908
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health
	System Inc., Series 2005A:
6,000	5.250%, 11/15/20	11/15 at 100.00	Baa1	6,289,980
1,300	5.000%, 11/15/30	11/15 at 100.00	Baa1	1,323,504
2,190	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds,	6/15 at 100.00	BBB	2,249,174
	International Paper Company, Series 2005A, 5.000%, 6/01/25
5,020	DCH Health Care Authority, Alabama, Healthcare Facilities Revenue Bonds, Series 2002, 5.250%,	6/12 at 101.00	A+	5,300,166
	6/01/18
1,000	Montgomery BMC Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist	11/14 at 100.00	A3 (4)	1,087,630
	Medical Center, Series 2004C, 5.250%, 11/15/29 (Pre-refunded 11/15/14)

19,560	Total Alabama			20,581,362

	Alaska – 2.8% (1.8% of Total Investments)
	Anchorage, Alaska, General Obligation Refunding Bonds, Series 2003A:
2,000	5.250%, 9/01/17 – FGIC Insured	9/13 at 100.00	AAA	2,153,320
2,035	5.250%, 9/01/18 – FGIC Insured	9/13 at 100.00	AAA	2,187,584
5,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/10 at 100.00	AAA	5,411,300
	Series 2000, 6.500%, 6/01/31 (Pre-refunded 6/01/10)
17,500	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Baa3	17,664,675
	Series 2006A, 5.000%, 6/01/32

26,535	Total Alaska			27,416,879

	Arizona – 1.0% (0.6% of Total Investments)
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health
	Network, Series 2005B:
500	5.250%, 12/01/24	12/15 at 100.00	BBB	524,450
660	5.250%, 12/01/25	12/15 at 100.00	BBB	692,274
3,900	Pima County Industrial Development Authority, Arizona, Lease Obligation Revenue Refunding	7/07 at 100.50	AAA	4,007,640
	Bonds, Tucson Electric Power Company, Series 1988A, 7.250%, 7/15/10 – FSA Insured
4,130	University of Arizona, Certificates of Participation, Series 2002B, 5.125%, 6/01/18 – AMBAC	6/12 at 100.00	AAA	4,353,970
	Insured

9,190	Total Arizona			9,578,334

	Arkansas – 0.8% (0.5% of Total Investments)
480	Paragould, Arkansas, Water, Sewer and Electric Revenue Bonds, Series 2000, 5.650%, 12/01/25	12/10 at 100.00	AAA	512,165
	(Pre-refunded 12/01/10) – AMBAC Insured
5,245	University of Arkansas, Fayetteville, Athletic Facilities Revenue Bonds, Razorback Stadium,	9/09 at 100.00	Aaa	5,393,066
	Series 1999, 5.050%, 9/15/20 – AMBAC Insured
2,000	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center,	2/15 at 100.00	BBB	2,055,740
	Series 2005B, 5.000%, 2/01/25

7,725	Total Arkansas			7,960,971

	California – 20.1% (12.6% of Total Investments)
1,275	Acalanes Union High School District, Contra Costa County, California, General Obligation	8/15 at 100.00	AAA	1,353,374
	Bonds, Series 2005, 5.000%, 8/01/24 – FGIC Insured
9,200	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	No Opt. Call	AAA	5,123,020
	2004A, 0.000%, 10/01/20 – AMBAC Insured
4,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 6.000%,	5/12 at 101.00	Aaa	4,473,160
	5/01/15 (Pre-refunded 5/01/12)
7,200	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/15 at 100.00	AA+	7,424,064
	Series 2005, 4.750%, 10/01/28
1,500	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/15 at 100.00	A2	1,566,345
	2006, 5.000%, 11/01/30
	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist
	Health System/West, Series 2003A:
3,700	5.000%, 3/01/28	3/13 at 100.00	A	3,792,426
7,000	5.000%, 3/01/33	3/13 at 100.00	A	7,144,970
5,425	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Catholic	No Opt. Call	A	5,694,134
	Healthcare West, Series 2004I, 4.950%, 7/01/26 (Mandatory put 7/01/14)
9,560	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A3	9,920,794
	Series 2005, 5.000%, 11/15/27
8,570	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	8,859,152
	Series 2006, 5.000%, 4/01/37
11,395	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	No Opt. Call	A	12,243,586
	1993E, 5.500%, 6/01/15
23,725	California State Public Works Board, Lease Revenue Refunding Bonds, Various University of	6/07 at 100.00	Aa2	23,743,028
	California Projects, Series 1993A, 5.500%, 6/01/21
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
1,640	5.250%, 7/01/30	7/15 at 100.00	BBB+	1,717,129
2,730	5.000%, 7/01/39	7/15 at 100.00	BBB+	2,766,391
4,000	California, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14	No Opt. Call	AA+	4,364,920
	California, General Obligation Bonds, Series 2004:
2,000	5.125%, 2/01/25	2/14 at 100.00	A+	2,114,300
10,000	5.125%, 2/01/26	2/14 at 100.00	A+	10,559,100
3,575	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric	6/14 at 102.00	A2	3,872,869
	Company, Series 1996A, 5.300%, 7/01/21
4,890	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series	No Opt. Call	AAA	2,059,913
	2006B, 0.000%, 8/01/26 – MBIA Insured
5,000	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	AAA	2,295,600
	11/01/24 – FSA Insured
5,470	Los Angeles Harbors Department, California, Revenue Bonds, Series 2006A, 5.000%, 8/01/22 –	8/16 at 102.00	AAA	5,809,414
	FGIC Insured (Alternative Minimum Tax)
1,030	Martinez, California, Home Mortgage Revenue Bonds, Series 1983A, 10.750%, 2/01/16 (ETM)	No Opt. Call	AAA	1,345,891
19,425	Pomona, California, GNMA/FNMA Collateralized Securities Program Single Family Mortgage Revenue	No Opt. Call	AAA	25,011,627
	Bonds, Series 1990A, 7.600%, 5/01/23 (ETM)
5,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	A3	5,523,750
	Center, Series 2004, 5.875%, 7/01/26
2,000	Redwood City School District, San Mateo County, California, General Obligation Bonds, Series	7/12 at 100.00	AAA	2,082,200
	2002, 5.000%, 7/15/27 – FGIC Insured
3,700	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2003R,	8/13 at 100.00	AAA	3,897,913
	5.000%, 8/15/22 – MBIA Insured
	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
400	5.000%, 9/01/21	9/15 at 102.00	Baa3	416,848
445	5.000%, 9/01/23	9/15 at 102.00	Baa3	462,604
3,500	San Diego Unified Port District, California, Revenue Bonds, Series 2004B, 5.000%, 9/01/29 –	9/14 at 100.00	AAA	3,665,060
	MBIA Insured
50,400	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	Aaa	15,067,080
	Refunding Bonds, Series 1997A, 0.000%, 1/15/34 – MBIA Insured (UB)
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
10,000	0.000%, 1/15/31 – MBIA Insured	No Opt. Call	AAA	3,427,600
24,025	0.000%, 1/15/36 – MBIA Insured	No Opt. Call	AAA	6,604,232

251,780	Total California			194,402,494

	Colorado – 5.1% (3.1% of Total Investments)
2,500	Centennial Water and Sanitation District, Colorado, Water and Sewerage Revenue Bonds, Series	12/14 at 100.00	AAA	2,657,050
	2004, 5.000%, 12/01/21 – FGIC Insured
690	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley	9/15 at 100.00	AAA	740,694
	School, Series 2005, 5.125%, 9/15/20 – XLCA Insured
2,125	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	A–	2,175,809
	Society, Series 2005, 5.000%, 6/01/29
1,000	Colorado Health Facilities Authority, Revenue Bonds, Parkview Medical Center, Series 2004,	9/14 at 100.00	A3	1,021,890
	5.000%, 9/01/25
800	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F,	3/15 at 100.00	BBB+	821,368
	5.000%, 3/01/25
290	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 1997B-2,	5/07 at 105.00	Aa2	292,404
	7.000%, 5/01/26 (Alternative Minimum Tax)
230	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 1997C-2,	11/07 at 105.00	Aa2	233,091
	6.875%, 11/01/28 (Alternative Minimum Tax)
660	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000B-2,	4/10 at 105.00	AA	667,418
	7.250%, 10/01/31 (Alternative Minimum Tax)
9,450	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	10,497,627
	(Alternative Minimum Tax)
8,315	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Air Lines	4/07 at 100.00	N/R	8,610,183
	Corporation, Series 1992A, 6.875%, 10/01/32 (Alternative Minimum Tax)
19,810	Denver, Colorado, Excise Tax Revenue Bonds, Convention Center, Series 2001A, 5.500%, 9/01/18	3/11 at 100.00	AAA	21,091,308
	(Pre-refunded 3/01/11) – FSA Insured
63	El Paso County, Colorado, FNMA Mortgage-Backed Single Family Revenue Refunding Bonds, Series	No Opt. Call	Aaa	65,266
	1992A-2, 8.750%, 6/01/11

45,933	Total Colorado			48,874,108

	Connecticut – 0.5% (0.3% of Total Investments)
1,930	Connecticut, General Obligation Bonds, Series 2001C, 5.500%, 12/15/16	No Opt. Call	AA	2,178,565
2,310	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System	11/15 at 100.00	AAA	2,445,366
	Revenue Bonds, Series 2005A, 5.000%, 11/15/30 – MBIA Insured

4,240	Total Connecticut			4,623,931

	District Of Columbia – 4.1% (2.6% of Total Investments)
5,370	District of Columbia Housing Finance Agency, GNMA Collateralized Single Family Mortgage	6/07 at 101.00	AAA	5,458,659
	Revenue Bonds, Series 1988E-4, 6.375%, 6/01/26 (Alternative Minimum Tax)
9,505	District of Columbia, General Obligation Bonds, Series 1998B, 6.000%, 6/01/20 – MBIA Insured	No Opt. Call	AAA	11,328,914
10,350	District of Columbia, Revenue Bonds, Association of American Medical Colleges, Series 1997A,	8/07 at 102.00	AAA	10,623,654
	5.375%, 2/15/27 – AMBAC Insured
	District of Columbia, Revenue Bonds, Georgetown University, Series 2001A:
14,105	0.000%, 4/01/24 – MBIA Insured	4/11 at 47.66	AAA	5,547,920
7,625	0.000%, 4/01/25 – MBIA Insured	4/11 at 44.82	AAA	2,820,945
16,665	0.000%, 4/01/32 – MBIA Insured	4/11 at 29.23	AAA	4,037,430

63,620	Total District Of Columbia			39,817,522

	Florida – 5.0% (3.1% of Total Investments)
4,225	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,	4/16 at 100.00	A	4,390,029
	Series 2005, 5.000%, 4/01/24
8,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/13 at 100.00	AAA	8,566,160
	Series 2003A, 5.375%, 10/01/16 – MBIA Insured (Alternative Minimum Tax)
5,400	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed	4/10 at 101.00	N/R	5,917,104
	Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30
	(Alternative Minimum Tax)
19,750	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2006,	7/16 at 100.00	AAA	19,598,320
	4.500%, 7/01/33 – AMBAC Insured (UB)
5,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/10 at 101.00	A+ (4)	5,503,100
	System/Sunbelt Obligated Group, Series 2000, 6.500%, 11/15/30 (Pre-refunded 11/15/10)
1,785	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/28 – MBIA Insured	10/15 at 100.00	AAA	1,883,104
2,375	Volusia County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%,	8/15 at 100.00	Aaa	2,508,784
	8/01/22 – FSA Insured

46,535	Total Florida			48,366,601

	Georgia – 1.8% (1.1% of Total Investments)
2,625	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science	5/14 at 100.00	AAA	2,826,154
	Building, Series 2004, 5.250%, 5/01/24 – MBIA Insured
6,025	Fulton-DeKalb Hospital Authority, Georgia, Revenue Refunding Certificates, Series 2003,	1/14 at 100.00	AAA	6,470,308
	5.250%, 1/01/20 – FSA Insured
4,845	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds,	No Opt. Call	AAA	5,649,658
	Series 1992P, 6.250%, 7/01/20 – AMBAC Insured
2,715	Savannah Housing Authority, Georgia, GNMA Collateralized Mortgage Revenue Refunding Bonds,	5/08 at 103.00	Aaa	2,838,044
	Plantation Oak Project, Series 2000, 6.350%, 11/20/39

16,210	Total Georgia			17,784,164

	Hawaii – 1.1% (0.7% of Total Investments)
10,000	Hawaii, General Obligation Bonds, Series 2003DA, 5.250%, 9/01/21 – MBIA Insured	9/13 at 100.00	AAA	10,749,800

	Idaho – 0.6% (0.4% of Total Investments)
5,000	Boise City, Idaho, Airport Revenue Certificates of Participation, Series 2000, 5.500%,	9/10 at 100.00	Aaa	5,224,950
	9/01/25 – FGIC Insured (Alternative Minimum Tax)
685	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial	9/16 at 100.00	BBB–	720,524
	Hospital, Series 2006, 5.250%, 9/01/30

5,685	Total Idaho			5,945,474

	Illinois – 12.0% (7.4% of Total Investments)
9,220	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	12/07 at 102.00	AAA	9,489,869
	Revenues, Series 1997A, 5.250%, 12/01/27 – AMBAC Insured
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1998B-1:
8,890	0.000%, 12/01/16 – FGIC Insured	No Opt. Call	AAA	5,913,628
10,000	0.000%, 12/01/20 – FGIC Insured	No Opt. Call	AAA	5,528,900
9,900	0.000%, 12/01/24 – FGIC Insured	No Opt. Call	AAA	4,555,683
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1999A:
15,000	0.000%, 12/01/21 – FGIC Insured	No Opt. Call	AAA	7,922,550
10,000	0.000%, 12/01/23 – FGIC Insured	No Opt. Call	AAA	4,830,200
26,350	Chicago Greater Metropolitan Area Sanitary District, Illinois, General Obligation Bonds,	12/16 at 100.00	AAA	27,890,948
	Series 2006, 5.000%, 12/01/35 (UB)
90	Chicago, Illinois, FNMA/GNMA Collateralized Single Family Mortgage Revenue Bonds, Series	3/07 at 104.00	Aaa	92,254
	1996A, 7.000%, 9/01/27 (Alternative Minimum Tax)
280	Chicago, Illinois, FNMA/GNMA Collateralized Single Family Mortgage Revenue Bonds, Series	9/07 at 105.00	Aaa	287,286
	1997B, 6.950%, 9/01/28 (Alternative Minimum Tax)
8,740	Illinois Development Finance Authority, Pollution Control Revenue Refunding Bonds, Illinois	2/07 at 100.00	AAA	8,852,659
	Power Company, Series 1994A, 5.700%, 2/01/24 – MBIA Insured
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
1,050	5.250%, 11/15/22	5/14 at 100.00	A	1,100,726
3,000	5.250%, 11/15/23	5/14 at 100.00	A	3,144,930
985	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	BBB–	1,005,449
1,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Baa2	1,037,240
	5.500%, 5/15/32
9,820	Illinois Health Facilities Authority, Revenue Bonds, Sherman Health Systems, Series 1997,	8/07 at 101.00	AAA	9,971,523
	5.250%, 8/01/27 – AMBAC Insured
10,040	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	7,136,532
	Project, Series 1992A, 0.000%, 6/15/15 – FGIC Insured
9,200	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	12/09 at 101.00	AAA	9,665,428
	Project, Series 1999A, 5.500%, 12/15/24 – FGIC Insured
3,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place	No Opt. Call	AAA	3,948,270
	Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)
3,000	Upper Illinois River Valley Development Authority, Healthcare Facilities Revenue Bonds, Morris	12/11 at 101.00	BBB+	3,294,690
	Hospital, Series 2001, 6.625%, 12/01/31

139,565	Total Illinois			115,668,765

	Indiana – 1.1% (0.7% of Total Investments)
2,005	Hamilton County Public Building Corporation, Indiana, First Mortgage Bonds, Series 2004,	8/14 at 100.00	AAA	2,107,937
	5.000%, 8/01/22 – FSA Insured
7,965	Wawasee Community School Corporation, Indiana, First Mortgage Bonds, New Elementary and	1/12 at 101.00	AA (4)	8,728,366
	Remodeling Building Corporation, Series 2000, 5.750%, 1/15/20 (Pre-refunded 1/15/12)

9,970	Total Indiana			10,836,303

	Iowa – 2.1% (1.3% of Total Investments)
	Des Moines, Iowa, General Obligation Bonds, Series 2000D:
1,215	5.750%, 6/01/17 – MBIA Insured	6/08 at 100.00	AAA	1,245,132
1,410	5.800%, 6/01/18 – MBIA Insured	6/08 at 100.00	AAA	1,446,152
2,000	Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Medical Center, Series 2000, 6.250%,	7/10 at 100.00	A1	2,132,760
	7/01/25
4,125	Iowa Finance Authority, Industrial Remarketed Revenue Refunding Bonds, Urbandale Hotel	No Opt. Call	AAA	5,039,801
	Corporation, Series 1989A, 8.500%, 8/01/16 (Alternative Minimum Tax) (ETM)
10,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	10,471,900
	5.500%, 6/01/42

18,750	Total Iowa			20,335,745

	Kansas – 0.7% (0.5% of Total Investments)
6,000	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/21	3/14 at 100.00	AAA	6,345,840
860	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family	6/08 at 105.00	Aaa	871,412
	Revenue Bonds, Series 1998A-1, 6.500%, 12/01/22 (Alternative Minimum Tax)

6,860	Total Kansas			7,217,252

	Kentucky – 0.8% (0.5% of Total Investments)
3,770	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project,	7/15 at 100.00	AAA	3,996,954
	Series 2005B, 5.000%, 7/01/24 – AMBAC Insured
	Marshall County School District Finance Corporation, Kentucky, School Building Revenue Bonds,
	Series 2004:
1,210	5.000%, 6/01/19 – AMBAC Insured	6/14 at 100.00	Aaa	1,283,895
1,270	5.000%, 6/01/20 – AMBAC Insured	6/14 at 100.00	Aaa	1,345,400
1,335	5.000%, 6/01/21 – AMBAC Insured	6/14 at 100.00	Aaa	1,411,656

7,585	Total Kentucky			8,037,905

	Louisiana – 3.2% (2.0% of Total Investments)
2,915	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Refunding	12/12 at 100.00	AAA	3,086,577
	Bonds, Series 2002, 5.250%, 12/01/19 – AMBAC Insured
280	Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2000A, 7.450%,	9/09 at 101.00	Aaa	288,170
	12/01/31 (Alternative Minimum Tax)
6,680	Louisiana Public Facilities Authority, Extended Care Facilities Revenue Bonds, Comm-Care	No Opt. Call	BBB	8,297,295
	Corporation Project, Series 1994, 11.000%, 2/01/14
2,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	2,098,820
	Lady Health System, Series 2005A, 5.250%, 8/15/31
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
1,200	5.000%, 5/01/25 – FGIC Insured	5/15 at 100.00	AAA	1,261,572
2,210	5.000%, 5/01/26 – FGIC Insured	5/15 at 100.00	AAA	2,320,257
2,500	5.000%, 5/01/27 – FGIC Insured	5/15 at 100.00	AAA	2,624,725
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006:
930	4.750%, 5/01/39 – FSA Insured (UB)	5/16 at 100.00	Aaa	949,139
10,110	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aaa	9,859,272

28,825	Total Louisiana			30,785,827

	Maryland – 1.0% (0.6% of Total Investments)
2,200	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	AAA	2,392,390
	9/01/27 – XLCA Insured
3,560	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland	7/16 at 100.00	AAA	3,639,922
	Health, Series 2006A, 4.750%, 7/01/36 – MBIA Insured (UB)
3,600	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	7/10 at 100.00	Aaa	3,746,448
	Bonds, Series 2000B, 6.200%, 7/01/30 (Alternative Minimum Tax)

9,360	Total Maryland			9,778,760

	Massachusetts – 5.4% (3.3% of Total Investments)
2,100	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2000A, 5.250%, 7/01/30	7/10 at 100.00	AAA	2,183,664
7,900	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2000A, 5.250%, 7/01/30	7/10 at 100.00	AAA	8,275,171
	(Pre-refunded 7/01/10)
4,770	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	7/15 at 100.00	BBB	4,830,293
	Health Care, Series 2005D, 5.000%, 7/01/33
8,505	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2001A,	1/11 at 100.00	AAA	8,806,842
	5.850%, 7/01/35 – AMBAC Insured (Alternative Minimum Tax)
2,825	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	12/08 at 102.00	BBB	2,930,457
	Haverhill Project, Series 1998A, 5.450%, 12/01/12 (Alternative Minimum Tax)
13,000	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 12, 4.375%,	8/16 at 100.00	Aaa	12,675,910
	8/01/36 (UB)
1,600	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007, Residual Trust	2/17 at 100.00	Aaa	1,508,704
	7039, 5.850%, 8/01/46 (WI/DD, Settling 2/01/07) (IF)
5,960	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.250%,	8/17 at 100.00	AAA	6,532,041
	8/01/25 – MBIA Insured
3,820	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/24	1/14 at 100.00	AAA	4,145,540
	(Pre-refunded 1/01/14) – FGIC Insured

50,480	Total Massachusetts			51,888,622

	Michigan – 3.9% (2.4% of Total Investments)
	Detroit, Michigan, General Obligation Bonds, Series 2003A:
3,565	5.250%, 4/01/22 – XLCA Insured	4/13 at 100.00	AAA	3,779,221
1,275	5.250%, 4/01/23 – XLCA Insured	4/13 at 100.00	AAA	1,350,187
3,930	Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan, Unlimited Tax General	5/08 at 100.00	AAA	3,984,902
	Obligation School Building and Site Refunding Bonds, Series 1997, 5.150%, 5/01/22 –
	FGIC Insured
3,000	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A,	7/15 at 100.00	BBB	3,285,870
	6.000%, 7/01/35
6,600	Michigan Housing Development Authority, Limited Obligation Multifamily Mortgage Revenue	7/07 at 102.00	AAA	6,735,894
	Refunding Bonds, Forest Hills Regency Square Project, Series 1999A, 5.750%, 7/01/29
10,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II,	10/13 at 100.00	AAA	10,534,400
	5.000%, 10/15/23 – MBIA Insured
850	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	BBB–	892,254
	Revenue Bonds, Series 2006, 5.500%, 6/01/35
6,390	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Airport, Series 2002D,	12/12 at 100.00	AAA	6,823,945
	5.500%, 12/01/19 – FGIC Insured (Alternative Minimum Tax)

35,610	Total Michigan			37,386,673

	Minnesota – 5.4% (3.3% of Total Investments)
13,650	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A	13,963,131
2,000	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds,	2/14 at 100.00	A–	2,111,940
	Benedictine Health System – St. Mary’s Duluth Clinic, Series 2004, 5.375%, 2/15/22
	Eden Prairie, Minnesota, GNMA Collateralized Multifamily Housing Revenue Bonds, Rolling Hills
	Project, Series 2001A:
1,000	6.150%, 8/20/31	8/11 at 105.00	Aa2	1,086,420
2,000	6.200%, 2/20/43	8/11 at 105.00	Aa2	2,168,080
3,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/08 at 101.00	AAA	3,064,980
	Series 1998A, 5.000%, 1/01/22 (Pre-refunded 1/01/08) – AMBAC Insured
90	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	11/07 at 102.00	AAA	92,957
	Fairview Hospital and Healthcare Services, Series 1997A, 5.750%, 11/15/26 – MBIA Insured
1,335	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of St. Thomas,	4/16 at 100.00	A2	1,408,732
	Series 2006-6I, 5.000%, 4/01/23
700	Minnesota Higher Education Facilities Authority, St. John’s University Revenue Bonds, Series	10/15 at 100.00	A2	740,033
	2005-6G, 5.000%, 10/01/22
1,500	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2004A, 5.250%, 10/01/24	10/14 at 100.00	A3	1,586,625
1,665	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Series 2006, 5.000%, 11/15/36	5/16 at 100.00	AA	1,738,460
1,545	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,	11/15 at 100.00	Baa3	1,702,729
	Series 2005, 6.000%, 11/15/25
17,945	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds,	11/15 at 103.00	AAA	22,049,019
	Civic Center Project, Series 1996, 7.100%, 11/01/23 – FSA Insured

46,430	Total Minnesota			51,713,106

	Mississippi – 0.5% (0.3% of Total Investments)
4,275	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	N/R	4,387,390
	Healthcare, Series 2004B-1, 5.000%, 9/01/24

	Missouri – 2.0% (1.3% of Total Investments)
2,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior	2/14 at 100.00	N/R	2,079,480
	Services – Heisinger Project, Series 2004, 5.250%, 2/01/24
500	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal	3/16 at 100.00	BBB+	516,195
	Regional Hospital, Series 2006, 5.000%, 3/01/22
	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing
	Project, Series 2005A:
1,565	6.000%, 6/01/20	No Opt. Call	BBB+	1,792,410
1,260	5.000%, 6/01/35	6/15 at 100.00	BBB+	1,296,679
1,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,	6/11 at 101.00	AAA	1,580,835
	Series 2001A, 5.250%, 6/01/21 – AMBAC Insured
	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,
	Series 2001A:
1,500	5.250%, 6/01/21 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	AAA	1,600,365
4,150	5.250%, 6/01/28 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	AAA	4,420,788
560	Missouri Housing Development Commission, GNMA/FNMA Single Family Mortgage Revenue Bonds,	3/07 at 105.00	AAA	568,932
	Homeownership Loan Program, Series 1996C, 7.450%, 9/01/27 (Alternative Minimum Tax)
2,840	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership	3/09 at 103.00	AAA	2,875,784
	Loan Program, Series 1999B-1, 6.700%, 9/01/30 (Alternative Minimum Tax)
2,960	St. Charles County Francis Howell School District, Missouri, General Obligation Refunding	No Opt. Call	AAA	3,027,251
	Bonds, Series 1994A, 7.800%, 3/01/08 – FGIC Insured

18,835	Total Missouri			19,758,719

	Nebraska – 1.3% (0.8% of Total Investments)
7,260	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City	2/17 at 100.00	AAA	7,615,377
	2, Series 2006A, 5.000%, 2/01/49 – AMBAC Insured (UB)
4,410	University of Nebraska, Lincoln, Student Fees and Facilities Revenue Bonds, Series 2003B,	11/13 at 100.00	Aa2	4,570,083
	5.000%, 7/01/33

11,670	Total Nebraska			12,185,460

	Nevada – 4.3% (2.7% of Total Investments)
10,410	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.500%, 6/15/18	6/12 at 100.00	AAA	11,275,279
	(Pre-refunded 6/15/12) – MBIA Insured
15,000	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	6/11 at 100.00	AAA	15,876,000
	Series 2001, 5.250%, 6/01/26 (Pre-refunded 6/01/11) – FGIC Insured
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
6,425	0.000%, 1/01/29 – AMBAC Insured	No Opt. Call	AAA	2,366,263
12,000	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	AAA	12,389,520

43,835	Total Nevada			41,907,062

	New Hampshire – 0.1% (0.0% of Total Investments)
480	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Revenue Bonds,	7/07 at 101.00	Aa2	484,181
	Series 1996B, 6.400%, 1/01/27 (Alternative Minimum Tax)

	New Jersey – 8.1% (5.0% of Total Investments)
10,150	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Bonds, Port District	1/10 at 100.00	AAA	10,619,336
	Project, Series 1999B, 5.625%, 1/01/26 – FSA Insured
8,000	Essex County Improvement Authority, New Jersey, General Obligation Guaranteed Lease Revenue	10/10 at 100.00	Aaa	8,620,720
	Bonds, County Correctional Facility Project, Series 2000, 6.000%, 10/01/25 (Pre-refunded
	10/01/10) – FGIC Insured
500	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center	No Opt. Call	Baa3	506,665
	Hotel/Conference Center Project, Series 2005A, 5.000%, 1/01/15
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
3,655	5.250%, 9/01/24	9/15 at 100.00	AA–	3,944,074
2,000	5.250%, 9/01/26	9/15 at 100.00	AA–	2,152,200
1,425	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 100.00	BBB	1,463,076
	Care System, Series 2006A, 5.000%, 7/01/29
5,315	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series	10/07 at 101.50	AAA	5,430,761
	1997U, 5.850%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C:
5,410	5.500%, 6/15/20 (Pre-refunded 6/15/13)	6/13 at 100.00	AAA	5,937,150
9,250	5.500%, 6/15/23 (Pre-refunded 6/15/13)	6/13 at 100.00	AAA	10,151,320
3,850	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A,	No Opt. Call	AA–	4,273,693
	5.250%, 12/15/20
	New Jersey Turnpike Authority, Revenue Bonds, Series 2000A:
3,915	6.000%, 1/01/14 – MBIA Insured (ETM)	No Opt. Call	AAA	4,428,061
7,585	6.000%, 1/01/14 – MBIA Insured (ETM)	No Opt. Call	AAA	8,579,014
2,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	AAA	2,645,250
9,130	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/25 – FSA Insured	1/15 at 100.00	AAA	9,639,363

72,685	Total New Jersey			78,390,683

	New Mexico – 0.8% (0.5% of Total Investments)
765	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 2000D-2,	3/10 at 102.50	AAA	776,391
	6.850%, 9/01/31 (Alternative Minimum Tax)
5,585	Santa Fe County, New Mexico, Correctional System Gross Receipts Tax Revenue Bonds, Series	No Opt. Call	AAA	6,698,705
	1997, 6.000%, 2/01/27 – FSA Insured

6,350	Total New Mexico			7,475,096

	New York – 21.0% (13.0% of Total Investments)
	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester, Series
	2004A:
1,025	5.250%, 7/01/20	7/14 at 100.00	A+	1,100,030
1,000	5.250%, 7/01/22	7/14 at 100.00	A+	1,071,880
500	5.250%, 7/01/24	7/14 at 100.00	A+	534,620
1,995	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds,	7/14 at 100.00	AA–	2,141,034
	Upstate Community Colleges, Series 2004B, 5.250%, 7/01/20
2,335	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	2,471,387
	2005F, 5.000%, 3/15/24 – AMBAC Insured
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,
	Education, Series 2006C:
3,160	5.000%, 12/15/31 (UB)	12/16 at 100.00	AAA	3,361,102
13,280	5.000%, 12/15/35 (UB)	12/16 at 100.00	AAA	14,103,227
6,915	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AAA	6,837,621
	2/15/47 – MBIA Insured (UB)
6,000	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	AA–	6,884,880
	2005, 5.250%, 10/01/35
13,580	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	14,000,708
	5.250%, 12/01/26 (Pre-refunded 6/01/08)
5,100	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	Aaa	4,909,821
	5/01/33 – MBIA Insured (UB)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
7,000	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AAA	7,436,660
5,000	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	AAA	5,307,950
4,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	AAA	4,763,700
	5.000%, 11/15/30 – AMBAC Insured
7,400	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F,	11/15 at 100.00	A	7,772,590
	5.000%, 11/15/30
3,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	AAA	3,194,220
	Series 2002A, 5.125%, 11/15/21 – FGIC Insured
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, United
	Jewish Appeal – Federation of Jewish Philanthropies of New York Inc., Series 2004A:
2,185	5.250%, 7/01/20	7/14 at 100.00	Aa2	2,350,011
2,050	5.250%, 7/01/21	7/14 at 100.00	Aa2	2,203,463
2,420	5.250%, 7/01/22	4/14 at 100.00	Aa2	2,609,994
1,370	5.250%, 7/01/24	4/14 at 100.00	Aa2	1,473,915
12,500	New York City, New York, General Obligation Bonds, Fiscal Series 2003D, 5.250%, 10/15/22	10/13 at 100.00	AA–	13,330,750
725	New York City, New York, General Obligation Bonds, Fiscal Series 2003J, 5.500%, 6/01/23	6/13 at 100.00	AA–	782,536
4,275	New York City, New York, General Obligation Bonds, Fiscal Series 2003J, 5.500%, 6/01/23	6/13 at 100.00	A+ (4)	4,684,203
	(Pre-refunded 6/01/13)
6,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/20	8/14 at 100.00	AA–	6,425,400
7,960	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24	4/15 at 100.00	AA–	8,365,084
11,525	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005,	11/15 at 100.00	AAA	12,059,760
	5.000%, 11/15/44 – AMBAC Insured (UB)
650	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000B,	6/10 at 101.00	BBB	696,670
	6.500%, 6/01/35
1,350	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000B,	6/10 at 101.00	AAA	1,478,709
	6.500%, 6/01/35 (Pre-refunded 6/01/10)
3,770	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/25 – FSA	7/15 at 100.00	AAA	3,994,202
	Insured
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,
	Series 2005B:
5,000	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AAA	5,330,800
2,000	5.000%, 4/01/22 – AMBAC Insured	10/15 at 100.00	AAA	2,127,820
7,400	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/10 at 100.00	AA–	7,774,588
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.500%, 6/01/16
13,010	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and	No Opt. Call	AA–	13,770,955
	Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)
6,460	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/14 at 100.00	AAA	6,785,132
	2004A-1, 5.000%, 3/15/26 – FGIC Insured
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth	6/15 at 101.00	AAA	2,120,480
	Series 2005, 5.000%, 12/01/27 – XLCA Insured
5,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	3/14 at 101.00	AAA	5,263,600
	Thirty-Fifth Series 2004, 5.000%, 9/15/28 – XLCA Insured
2,720	Rensselaer County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	3/16 at 100.00	A	2,867,070
	Rensselaer Polytechnic Institute, Series 2006, 5.000%, 3/01/26
9,515	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds,	11/12 at 100.00	Aa2	9,951,739
	Series 2002B, 5.000%, 11/15/22

191,675	Total New York			202,338,311

	North Carolina – 1.1% (0.7% of Total Investments)
	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects,
	Series 2003G:
5,785	5.250%, 6/01/22	6/13 at 100.00	AA+	6,127,646
3,475	5.250%, 6/01/23	6/13 at 100.00	AA+	3,676,863
1,000	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	8/15 at 100.00	N/R	1,070,910
	National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%, 8/01/35
	(Alternative Minimum Tax)

10,260	Total North Carolina			10,875,419

	North Dakota – 1.1% (0.7% of Total Investments)
9,650	Dickinson, North Dakota, Health Care Facilities Revenue Bonds, BHS Long Term Care Inc., Series	2/10 at 102.00	AA	10,769,786
	1990, 7.625%, 2/15/20 – RAAI Insured

	Ohio – 2.1% (1.3% of Total Investments)
2,750	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2006,	No Opt. Call	AAA	3,120,673
	5.250%, 12/01/22 – FGIC Insured
4,265	Franklin County, Ohio, Hospital Revenue and Improvement Bonds, Children’s Hospital Project,	5/11 at 101.00	Aaa	4,587,519
	Series 2001, 5.500%, 5/01/28 (Pre-refunded 5/01/11) – AMBAC Insured
2,720	Ohio State University, General Receipts Bonds, Series 2003B, 5.250%, 6/01/20	6/13 at 100.00	AA	2,917,064
665	Richland County, Ohio, Hospital Facilities Revenue Refunding Bonds, MedCentral Health System	11/10 at 101.00	A–	714,270
	Obligated Group, Series 2000A, 6.125%, 11/15/16
1,335	Richland County, Ohio, Hospital Facilities Revenue Refunding Bonds, MedCentral Health System	11/10 at 101.00	N/R (4)	1,455,057
	Obligated Group, Series 2000A, 6.125%, 11/15/16 (Pre-refunded 11/15/10)
7,000	Steubenville, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Trinity	10/10 at 100.00	A3	7,589,610
	Health System, Series 2000, 6.500%, 10/01/30

18,735	Total Ohio			20,384,193

	Oklahoma – 0.6% (0.3% of Total Investments)
	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005:
500	5.375%, 9/01/29	9/16 at 100.00	BBB–	524,990
1,050	5.375%, 9/01/36	9/16 at 100.00	BBB–	1,097,544
3,500	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%,	7/15 at 100.00	AAA	3,710,700
	7/01/24 – AMBAC Insured

5,050	Total Oklahoma			5,333,234

	Oregon – 1.0% (0.6% of Total Investments)
	Oregon Department of Administrative Services, Certificates of Participation, Series 2005A:
2,060	5.000%, 5/01/24 – FSA Insured	5/15 at 100.00	AAA	2,173,032
4,220	5.000%, 5/01/30 – FSA Insured	5/15 at 100.00	AAA	4,427,540
2,500	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2004A,	11/14 at 100.00	AAA	2,654,575
	5.000%, 11/15/21

8,780	Total Oregon			9,255,147

	Pennsylvania – 4.2% (2.6% of Total Investments)
	Lancaster Higher Education Authority, Pennsylvania, Revenue Bonds, Franklin and Marshall
	College, Series 2003C:
1,340	5.250%, 4/15/15	4/13 at 100.00	A+	1,428,815
1,960	5.250%, 4/15/17	4/13 at 100.00	A+	2,081,069
1,000	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/29	9/15 at 100.00	AA	1,056,750
2,625	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	AAA	2,790,848
	AMBAC Insured
	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1:
4,505	5.000%, 9/01/21 – FSA Insured	9/14 at 100.00	AAA	4,741,332
4,735	5.000%, 9/01/22 – FSA Insured	9/14 at 100.00	AAA	4,973,975
8,405	Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Mortgage Revenue	4/08 at 103.00	N/R	8,526,116
	Bonds, Cricket Court Apartments, Series 1998A, 6.200%, 4/01/25 (Alternative Minimum Tax)
14,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	15,161,020
	District, Series 2003, 5.250%, 6/01/24 (Pre-refunded 6/01/13) – FSA Insured

38,570	Total Pennsylvania			40,759,925

	Puerto Rico – 0.2% (0.1% of Total Investments)
1,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/30 –	7/15 at 100.00	AAA	1,580,475
	XLCA Insured

	South Carolina – 6.7% (4.1% of Total Investments)
8,610	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	A	9,116,268
	GROWTH, Series 2004, 5.250%, 12/01/24
	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2003:
5,090	5.250%, 12/01/18	12/13 at 100.00	AA–	5,421,766
3,595	5.250%, 12/01/20	12/13 at 100.00	AA–	3,820,299
1,865	5.250%, 12/01/21	12/13 at 100.00	AA–	1,979,604
	Lexington County Health Service District, South Carolina, Hospital Revenue Bonds, Series 2004:
1,805	6.000%, 5/01/19	5/14 at 100.00	A	1,996,023
2,400	5.500%, 5/01/24	5/14 at 100.00	A	2,549,928
	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue
	Bonds, Palmetto Health Alliance, Series 2003C:
13,345	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	15,270,550
1,655	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	1,883,605
	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement
	Asset-Backed Bonds, Series 2001B:
8,915	6.000%, 5/15/22	5/11 at 101.00	BBB	9,502,499
7,500	6.375%, 5/15/28	5/11 at 101.00	BBB	8,126,550
4,150	6.375%, 5/15/30	No Opt. Call	BBB	4,839,647

58,930	Total South Carolina			64,506,739

	Tennessee – 1.2% (0.7% of Total Investments)
6,400	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	6,805,760
	States Health Alliance, Series 2006A, 5.500%, 7/01/36
6,100	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/17 at 31.68	A–	1,136,674
	Refunding Bonds, Covenant Health, Series 2006, 0.000%, 1/01/40
410	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	427,864
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
3,025	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2004, 5.000%,	7/13 at 100.00	AA	3,072,795
	7/01/34 (Alternative Minimum Tax)

15,935	Total Tennessee			11,443,093

	Texas – 13.8% (8.6% of Total Investments)
10,205	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	6/07 at 100.00	CCC+	10,411,141
	Series 1990, 7.500%, 12/01/29 (Alternative Minimum Tax)
3,257	Austin Housing Finance Corporation, Texas, GNMA Collateralized Multifamily Housing Revenue	12/10 at 105.00	Aaa	3,585,794
	Bonds, Fairway Village Project, Series 2000A, 7.375%, 6/20/35 (Alternative Minimum Tax)
8,840	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	8,466,775
	4.250%, 8/15/36 (UB)
2,150	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC	10/13 at 101.00	Baa2	2,410,752
	Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax)
175	Clear Creek Independent School District, Galveston and Harris Counties, Texas, Unlimited Tax	2/10 at 100.00	AAA	185,535
	Schoolhouse and Refunding Bonds, Series 2000, 6.000%, 2/15/16
675	Harlingen Housing Finance Corporation, Texas, GNMA/FNMA Single Family Mortgage Revenue Bonds,	9/10 at 105.00	AAA	691,160
	Series 2000A, 6.700%, 9/01/33 (Alternative Minimum Tax)
3,380	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990, 7.400%,	No Opt. Call	AAA	3,558,532
	2/15/10 – AMBAC Insured
1,000	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990, 7.400%,	No Opt. Call	AAA	1,039,930
	2/15/10 – AMBAC Insured (ETM)
19,125	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 2000, 6.000%,	8/10 at 100.00	AAA	20,297,360
	2/15/15 – MBIA Insured
4,000	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series	11/11 at 100.00	AAA	4,197,920
	2001B, 5.250%, 11/15/40 – MBIA Insured
5,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AAA	5,371,850
	5/15/25 – MBIA Insured
6,000	Houston, Texas, General Obligation Public Improvement Bonds, Series 2001B, 5.500%, 3/01/15 –	3/11 at 100.00	AAA	6,372,900
	FSA Insured
9,250	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000B, 5.500%, 7/01/30 –	7/10 at 100.00	AAA	9,691,688
	FSA Insured
4,660	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds, Series	8/16 at 100.00	AAA	4,868,395
	2007, Residuals 07-1001, 6.510%, 8/01/43 (WI/DD, Settling 2/01/07) (IF)
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson
	Memorial Hospital Project, Series 2005:
2,000	5.250%, 8/15/21	No Opt. Call	BBB–	2,082,460
2,500	5.125%, 8/15/26	No Opt. Call	BBB–	2,565,425
1,505	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services	5/13 at 100.00	AAA	1,599,996
	Corporation, Series 2003C, 5.250%, 5/15/23 – AMBAC Insured
3,400	Lower Colorado River Authority, Texas, Revenue Refunding and Improvement Bonds, Series 2003,	5/13 at 100.00	AAA	3,618,484
	5.250%, 5/15/24 – AMBAC Insured
2,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	11/15 at 100.00	Baa2	2,064,680
	2001C, 5.200%, 5/01/28
10,810	Tarrant County Health Facilities Development Corporation, Texas, GNMA Collateralized Mortgage	12/10 at 105.00	Aaa	12,184,167
	Loan Revenue Bonds, Eastview Nursing Home, Ebony Lake Nursing Center, Ft. Stockton Nursing
	Center, Lynnhaven Nursing Center and Mission Oaks Manor, Series 2000A-1, 7.625%, 12/20/32
4,000	Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	11/10 at 101.00	A+ (4)	4,433,400
	Adventist Health System – Sunbelt Obligated Group, Series 2000, 6.700%, 11/15/30
	(Pre-refunded 11/15/10)
5,000	Tarrant Regional Water District, Texas, Water Revenue Refunding and Improvement Bonds, Series	3/13 at 100.00	AAA	5,339,350
	1999, 5.250%, 3/01/17 – FSA Insured
4,000	Texas A&M University, Financing System Revenue Bonds, Series 1999, 5.550%, 5/15/29	5/09 at 100.00	AAA	4,159,400
	(Pre-refunded 5/15/09) – MBIA Insured
25,000	Texas Turnpike Authority, First Tier Revenue Bonds, Central Texas Turnpike System, Series	No Opt. Call	AAA	11,553,000
	2002A, 0.000%, 8/15/24 – AMBAC Insured
2,500	Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Tomball Regional Hospital, Series	7/15 at 100.00	Baa3	2,528,150
	2005, 5.000%, 7/01/20

140,432	Total Texas			133,278,244

	Utah – 0.1% (0.1% of Total Investments)
900	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1997F, 5.750%, 7/01/28	7/07 at 101.50	AAA	916,848
	(Alternative Minimum Tax)

	Virginia – 0.6% (0.3% of Total Investments)
4,800	Virginia Beach Development Authority, Virginia, Multifamily Residential Rental Housing Revenue	10/14 at 100.00	N/R	5,416,464
	Bonds, Mayfair Apartments I and II, Series 1999, 7.500%, 10/01/39 (Alternative Minimum Tax)

	Washington – 6.6% (4.1% of Total Investments)
2,500	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	AAA	2,721,875
	Nuclear Project 2, Series 2002C, 5.750%, 7/01/17 – MBIA Insured
	Public Utility District 1, Chelan County, Washington, Revenue Bonds, Chelan Hydro Consolidated
	System, Series 1997A:
11,820	5.650%, 7/01/32 (Mandatory put 7/01/24) (Alternative Minimum Tax)	7/07 at 102.00	AA	12,102,262
8,000	5.650%, 7/01/32 (Mandatory put 7/01/27) (Alternative Minimum Tax)	7/07 at 102.00	AA	8,190,960
3,125	Skagit County Public Hospital District 1, Washington, General Obligation Bonds, Series 2004A,	6/14 at 100.00	Aaa	3,409,156
	5.375%, 12/01/20 – MBIA Insured
5,000	Snohomish County, Washington, Limited Tax General Obligation Bonds, Series 2001, 5.250%,	12/11 at 100.00	AAA	5,262,950
	12/01/26 – MBIA Insured
9,350	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	7/07 at 102.00	Aaa	9,589,080
	1997A, 5.250%, 7/01/15
7,775	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	7/08 at 102.00	Aaa	8,032,664
	1998A, 5.125%, 7/01/18
4,750	Washington State Healthcare Facilities Authority, Revenue Bonds, Swedish Health Services,	11/08 at 101.00	Aaa	4,872,883
	Series 1998, 5.125%, 11/15/22 – AMBAC Insured
6,480	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C, 0.000%,	No Opt. Call	AAA	3,032,057
	6/01/24 – MBIA Insured
11,000	Washington, General Obligation Bonds, Series 2000S-5, 0.000%, 1/01/20 – FGIC Insured	No Opt. Call	AAA	6,317,410

69,800	Total Washington			63,531,297

	Wisconsin – 2.9% (1.8% of Total Investments)
	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series
	2003A:
1,000	5.125%, 8/01/22 (Pre-refunded 8/01/13) – AMBAC Insured	8/13 at 100.00	AAA	1,074,190
750	5.125%, 8/01/23 (Pre-refunded 8/01/13) – AMBAC Insured	8/13 at 100.00	AAA	805,643
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian Healthcare	7/11 at 100.00	A–	1,059,640
	Inc., Series 2001, 6.000%, 7/01/21
9,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Healthcare Inc.,	4/13 at 100.00	BBB+	9,982,440
	Series 2003, 6.400%, 4/15/33
2,175	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Carroll College Inc.,	10/11 at 100.00	BBB	2,345,368
	Series 2001, 6.125%, 10/01/16
790	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/16 at 100.00	BBB	797,813
	Healthcare, Series 2006, 5.000%, 5/01/32
6,025	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/13 at 100.00	BBB+	6,522,243
	Christian Charity Healthcare Ministry, Series 2003A, 6.000%, 9/01/22
2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	A–	2,072,080
	Services Inc., Series 2003A, 5.250%, 8/15/25
	Wisconsin, General Obligation Bonds, Series 2004-3:
1,720	5.250%, 5/01/19 – FGIC Insured	5/14 at 100.00	AAA	1,857,411
1,265	5.250%, 5/01/21 – FGIC Insured	5/14 at 100.00	AAA	1,361,118

25,725	Total Wisconsin			27,877,946

	Wyoming – 0.4% (0.3% of Total Investments)
3,900	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	12/15 at 100.00	BBB–	4,140,942
	5.600%, 12/01/35 (Alternative Minimum Tax)

$ 1,623,220	Total Long-Term Investments (cost $1,486,253,785) – 161.3%			1,556,747,252

	Short-Term Investments – 0.0% (0.0% of Total Investments)
$ 250	Idaho Health Facilities Authority, Revenue Bonds, St. Luke’s Regional Medical Center, Variable		A-1+	250,000
	Rate Demand Obligations, Series 2000, 3.700%, 7/01/30 – FSA Insured (5)

	Total Short-Term Investments (cost $250,000)			250,000

	Total Investments (cost $1,486,503,785) – 161.3%			1,556,997,252

	Floating Rate Obligation – (10.0%)			(96,509,000)

	Other Assets Less Liabilities – 3.1%			29,988,273

	Preferred Shares, at Liquidation Value – (54.4)%			(525,000,000)

	Net Assets Applicable to Common Shares – 100%			$965,476,525

Forward Swaps outstanding at January 31, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (6)	Date	(Depreciation)

Citigroup Inc.	$15,000,000	Receive	3-Month USD-LIBOR	5.235%	Semi-Annually	12/12/07	12/12/36	$468,178
JPMorgan	31,000,000	Receive	3-Month USD-LIBOR	5.060	Semi-Annually	12/12/07	12/12/16	544,775

								$1,012,953

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard &
Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(6)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.
(IF)	Inverse floating rate investment.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140.

At January 31, 2007, the cost of investments was $1,388,779,613.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2007, were as follows:

Gross unrealized:
Appreciation	$73,773,346
Depreciation	(2,085,482)

Net unrealized appreciation (depreciation) of investments	$71,687,864

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Premium Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 30, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 30, 2007

* Print the name and title of each signing officer under his or her signature.